Discontinued Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Discontinued Operations [Abstract]
Operating activities	$ (1,024)	$ (439)
Investing activities	724	14
Financing activities